VIA EDGAR

Morgan, Lewis & Bockius LLP
2020 K Street, N.W.
Washington, DC 20006

September 23, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust
Registration Statement on Form N-14 (File No. 333- 206493)

Dear Sir or Madam:

We are attaching for filing on behalf of our client, Investment Managers Series Trust (the “Trust”), Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-14 (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”).  The Amendment relates to the reorganization of Philadelphia International Emerging Markets Fund and Philadelphia International Small Cap Fund, each a series of The Glenmede Fund, Inc., into Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill International Small Cap Fund, each a series of the Registrant, respectively.

The attached Amendment is being filed for the purpose of completing non-material information contained in the Combined Prospectus and Proxy Statement and Statement of Additional Information for the Fund and responding to comments provided by the staff of the Commission regarding Registrant’s initial filing of the Registration Statement on Form N-14 on August 20, 2015.

Please direct any inquiries regarding this filing to me at (202) 373-6599.

Very truly yours,

/s/ Mana Behbin

Mana Behbin

Enclosures